Borrowings and debt - Schedule of Short-Term Borrowings and Debt, Along with Contractual Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings and debts
Principal	$ 1,638,044	$ 2,151,975
Less: Transaction costs	86,561	42,250
Total short-term borrowings and debt	1,724,907	2,195,606
US dollar
Borrowings and debts
Total short-term borrowings and debt	1,084,872	1,593,531
Mexican peso
Borrowings and debts
Total short-term borrowings and debt	576,527	405,830
Euro
Borrowings and debts
Total short-term borrowings and debt	63,508	0
Japanese yen
Borrowings and debts
Total short-term borrowings and debt	0	196,245
Short-term borrowings
Borrowings and debts
Principal	1,638,044	2,151,975
Short-term borrowings | Short-term borrowings
Borrowings and debts
Principal	1,638,306	2,153,351
Short Term Debt
Borrowings and debts
Principal	86,601	42,255
Total short-term borrowings and debt	86,561	42,250
Short Term Borrowings And Debt
Borrowings and debts
Total short-term borrowings and debt	1,724,605	2,194,225
At fixed interest rates | Short-term borrowings
Borrowings and debts
Principal	732,336	1,584,776
At fixed interest rates | Short Term Debt
Borrowings and debts
Principal	$ 1,536	0
At fixed interest rates | Short Term Borrowings And Debt | Japanese yen
Borrowings and debts
Borrowings, interest rate	0.00%
At floating interest rates | Short-term borrowings
Borrowings and debts
Principal	$ 905,970	568,575
Less: Transaction costs	(262)	(1,376)
At floating interest rates | Short Term Debt
Borrowings and debts
Principal	85,065	42,255
Less: Transaction costs	$ (40)	$ (5)
At floating interest rates | Short Term Borrowings And Debt | Euro
Borrowings and debts
Borrowings, interest rate		0.00%
Minimun of the year | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Borrowings and debts
Borrowings, interest rate	5.44%	1.53%
Minimun of the year | At fixed interest rates | Short Term Borrowings And Debt | Japanese yen
Borrowings and debts
Borrowings, interest rate		0.84%
Minimun of the year | At floating interest rates | Short-term borrowings | US dollar
Borrowings and debts
Borrowings, interest rate	6.08%	4.90%
Minimun of the year | At floating interest rates | Short Term Borrowings And Debt | Mexican peso
Borrowings and debts
Borrowings, interest rate	11.77%	10.97%
Minimun of the year | At floating interest rates | Short Term Borrowings And Debt | Euro
Borrowings and debts
Borrowings, interest rate	4.51%
Maximum of the year | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Borrowings and debts
Borrowings, interest rate	6.50%	6.52%
Maximum of the year | At fixed interest rates | Short Term Borrowings And Debt | Japanese yen
Borrowings and debts
Borrowings, interest rate		1.23%
Maximum of the year | At floating interest rates | Short-term borrowings | US dollar
Borrowings and debts
Borrowings, interest rate	6.33%	5.72%
Maximum of the year | At floating interest rates | Short Term Borrowings And Debt | Mexican peso
Borrowings and debts
Borrowings, interest rate	12.65%	12.00%
Maximum of the year | At floating interest rates | Short Term Borrowings And Debt | Euro
Borrowings and debts
Borrowings, interest rate	4.69%